Fresh-Start Accounting - Reconciliation of Enterprise Value to the Estimated Reorganization of Value (Details) $ in Thousands	Feb. 28, 2017 USD ($)
Reorganizations [Abstract]
Enterprise value	$ 1,278,527
Plus: Fair value of non-debt liabilities	282,511
Reorganization value of the Successor’s assets	$ 1,561,038